Capital and funding - Disclosure of Currency Retranslation Gains (Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity and liabilities [abstract]
Currency retranslation gains/(losses) at beginning of period	€ (7,344)	€ (5,883)
Other reserves	406	(1,629)
Retained profit	891	294
Non-controlling interest	92	(126)
Currency retranslation gains/(losses) at end of period	€ (5,955)	€ (7,344)